Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.81471%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,376,046.93

Principal:
Principal Collections	$30,170,977.30
Prepayments in Full	$15,064,924.81
Liquidation Proceeds	$459,986.79
Recoveries	$11,367.10
Sub Total	$45,707,256.00
Collections	$51,083,302.93

Purchase Amounts:
Purchase Amounts Related to Principal	$79,162.61
Purchase Amounts Related to Interest	$638.94
Sub Total	$79,801.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,163,104.48

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,163,104.48
Servicing Fee	$1,095,040.55	$1,095,040.55	$0.00	$0.00	$50,068,063.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$50,068,063.93
Interest - Class A-2a Notes	$1,505,991.26	$1,505,991.26	$0.00	$0.00	$48,562,072.67
Interest - Class A-2b Notes	$1,085,535.48	$1,085,535.48	$0.00	$0.00	$47,476,537.19
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$45,388,895.52
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$45,089,512.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,089,512.19
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$44,870,216.52
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,870,216.52
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$44,719,805.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,719,805.60
Regular Principal Payment	$62,417,067.34	$44,719,805.60	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,163,104.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$44,719,805.60
Total					$44,719,805.60

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$26,086,553.27	$74.53	$1,505,991.26	$4.30	$27,592,544.53	$78.83
Class A-2b Notes	$18,633,252.33	$74.53	$1,085,535.48	$4.34	$19,718,787.81	$78.87
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$44,719,805.60	$28.32	$5,348,258.33	$3.39	$50,068,063.93	$31.71

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$324,450,541.46	0.9270015	$298,363,988.19	0.8524685
Class A-2b Notes	$231,750,386.75	0.9270015	$213,117,134.42	0.8524685
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,185,140,928.21	0.7505928	$1,140,421,122.61	0.7222701

Pool Information
Weighted Average APR	4.908%	4.924%
Weighted Average Remaining Term	50.33	49.56
Number of Receivables Outstanding	41,651	40,815
Pool Balance	$1,314,048,665.41	$1,267,629,997.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,211,527,001.98	$1,169,369,873.77
Pool Factor	0.7642569	0.7372596

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$98,260,123.71
Targeted Overcollateralization Amount	$144,906,136.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$127,208,874.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$643,616.42
(Recoveries)		13	$11,367.10
Net Loss for Current Collection Period			$632,249.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5774%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3196%
Second Prior Collection Period			0.3010%
Prior Collection Period			0.2580%
Current Collection Period			0.5878%
Four Month Average (Current and Prior Three Collection Periods)			0.3666%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		590	$3,054,760.43
(Cumulative Recoveries)			$186,153.56
Cumulative Net Loss for All Collection Periods			$2,868,606.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1668%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,177.56
Average Net Loss for Receivables that have experienced a Realized Loss			$4,862.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	248	$9,886,806.47
61-90 Days Delinquent	0.15%	47	$1,878,893.96
91-120 Days Delinquent	0.04%	11	$528,080.69
Over 120 Days Delinquent	0.02%	4	$212,711.23
Total Delinquent Receivables	0.99%	310	$12,506,492.35

Repossession Inventory:
Repossessed in the Current Collection Period		18	$816,383.61
Total Repossessed Inventory		37	$1,582,739.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1383%
Prior Collection Period			0.1729%
Current Collection Period			0.1519%
Three Month Average			0.1544%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2067%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	122	$5,607,238.19
2 Months Extended	123	$5,291,781.73
3+ Months Extended	27	$1,311,301.47

Total Receivables Extended	272	$12,210,321.39
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer